Convertible Notes Payable (Details) - Schedule of convertible notes payable activity	12 Months Ended
Dec. 31, 2022 USD ($) shares
Dominion Convertible Promissory Note [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable activity [Line Items]
Effective Date	Jun. 12, 2020
Maturity Date (as amended, if applicable)	Feb. 11, 2021
01/01/21 Principal Balance	$ 833,334
Impact of Extinguishment
Conversions to Common Stock (in Shares) | shares	(833,334)
Common Shares Issued	$ 16,920
12/31/21 Principal Balance
Kingsbrook Convertible Promissory Note [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable activity [Line Items]
Effective Date	Jun. 12, 2020
Maturity Date (as amended, if applicable)	Feb. 11, 2021
01/01/21 Principal Balance	$ 101,000
Impact of Extinguishment
Conversions to Common Stock (in Shares) | shares	(101,000)
Common Shares Issued	$ 1,689
12/31/21 Principal Balance
Alpha Capital Convertible Promissory Note [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable activity [Line Items]
Effective Date	Jun. 12, 2020
Maturity Date (as amended, if applicable)	Feb. 11, 2021
01/01/21 Principal Balance	$ 616,111
Impact of Extinguishment	$ (316,111)
Conversions to Common Stock (in Shares) | shares	(300,000)
Common Shares Issued	$ 4,748
12/31/21 Principal Balance
Bridge Note One [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable activity [Line Items]
Effective Date	Dec. 27, 2019
Maturity Date (as amended, if applicable)	Aug. 28, 2021
01/01/21 Principal Balance	$ 365,750
Impact of Extinguishment
Conversions to Common Stock (in Shares) | shares	(365,750)
Common Shares Issued	$ 7,915
12/31/21 Principal Balance
Convertible Debt [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable activity [Line Items]
01/01/21 Principal Balance	1,916,195
Impact of Extinguishment	$ (316,111)
Conversions to Common Stock (in Shares) | shares	(1,600,084)
Common Shares Issued	$ 31,272
12/31/21 Principal Balance